Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Outstanding Debt

The following table summarizes outstanding debt for the periods indicated (in thousands):

	As of
	March 31, 2026	December 31, 2025
Loans payable
Stock repurchase loan	$121	$118
Insurance premium loan	190	286
Extension loans	350	350
	661	754
Long-term loans payable
Extension loans	13	26
Stock repurchase loan	163	194
	176	220
Total	$837	$974

The following table summarizes outstanding debt for the periods indicated (in thousands):

	As of December 31,
	2025	2024
Convertible notes at fair value
PIPE Notes	$-	$1,734
Yorkville Note	-	1,718
	-	3,452
Related party loans
Convertible	-	1,600
Non-convertible	-	719
	-	2,319
Loans payable
Stock repurchase loan	118	329
Insurance premium loan	286	287
Extension loans	350	2,992
	754	3,608
Long-term loans payable
Extension loans	26	-
Stock repurchase loan	194	-
	220	-
Total	$974	$9,379

Schedule of Forth all Conversions that have taken Place with Yorkville

The following table sets forth all conversions that have taken place with Yorkville as of December 31, 2025 (in thousands, except share amounts):

	Principal Converted	Shares of Common Stock Issued
December 20, 2024	$200	245,007
January 23, 2025	600	650,026
January 27, 2025	200	216,675
May 27, 2025	100	288,001
June 11, 2025	150	466,853
Total	1,250	1,866,562